Other Income, Net - Schedule of Other Income (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other Non Operating Income [Line Items]
Other income, net	¥ 49,139,337	$ 7,530,933	¥ 41,300,464	¥ 32,700,746
Government Subsidy [Member]
Other Non Operating Income [Line Items]
Other income, net	35,888,591	5,500,167	36,769,550	33,061,272
Other [Member]
Other Non Operating Income [Line Items]
Other income, net	¥ 13,250,746	$ 2,030,766	¥ 4,530,914	¥ (360,526)